Spin-Off Transition Costs (Detail) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Deposit received on pending sale of assets		$ 7.8	$ 0.0		$ 7.8		$ 0.0
Net book value of disposable glove facility		2.6	$ 0.0		2.6		$ 0.0
Proceeds from sale of disposable glove facility	$ 8.0
Duration of royalty agreement, in months			24 months
Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring charges		12.0	$ 11.0	$ 7.0		$ 89.0
Restructuring charges, net of tax		8.0	7.0			$ 88.0
Disposable glove facilities, Thailand
Restructuring Cost and Reserve [Line Items]
Deposit received on pending sale of assets		8.0			8.0
Net book value of disposable glove facility		$ 3.0			3.0
Restructuring charges					57.0
Restructuring charges, net of tax					47.0
Disposable glove facilities, Thailand | S&IP
Restructuring Cost and Reserve [Line Items]
Net gain on sale of disposable glove facility			$ 12.0
Restructuring charges					$ 60.0